Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum lease payments under noncancelable operating leases [Abstract]
2016	$ 155.9
2017	116.4
2018	88.5
2019	63.5
2020	51.1
Thereafter	106.8
Total minimum lease payments	582.2
Rental expense [Abstract]
Rental expense for all operating leases	$ 174.9	$ 197.0	$ 232.9